OPERATING INCOME - Fees and Commissions Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fees and Commissions Expenses
Baking services	$ 1,483,701	$ 1,242,590	$ 798,729
Sales, collections and other services	851,784	708,803	619,715
Correspondent banking	504,227	406,567	307,308
Payments and collections	41,904	34,720	26,897
Others	215,664	197,486	108,034
Total expenses for commissions	$ 3,097,280	$ 2,590,166	$ 1,860,683